Accounts Payable (Details) - Schedule of carrying amount of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable (Details) - Schedule of carrying amount of other accounts payable [Line Items]
Other accounts payable	$ 231	$ 254
U.S. dollars [Member]
Accounts Payable (Details) - Schedule of carrying amount of other accounts payable [Line Items]
Other accounts payable	180	160
NIS (not linked to the Israeli CPI) [Member]
Accounts Payable (Details) - Schedule of carrying amount of other accounts payable [Line Items]
Other accounts payable	$ 51	$ 94